Business Combinations - MedReleaf Corp. ("MedReleaf") (Details) $ in Thousands	1 Months Ended	11 Months Ended
	Jul. 24, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jul. 25, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Common shares issued		$ 3,036,810
Replacement share-based awards		83,037
Final
Total consideration paid		3,181,453
Property, plant and equipment		167,051
Loans and borrowings		(6,301)
Provisions		(4,200)
Deferred tax liability		(78,551)
Goodwill		2,416,940
MedReleaf Corp. (“MedReleaf”)
Disclosure of detailed information about business combination [line items]
Number of shares issued for acquisition (in shares) | shares			30,843,353
Common shares issued			$ 2,568,634
Replacement share-based awards			75,373
Provisional allocation at acquisition
Consideration payable			2,644,115
Loans receivable			845
Property, plant and equipment			134,414
Intangible assets			335,988
Loans and borrowings			(845)
Provision			0
Deferred tax liability			(75,920)
Goodwill			2,086,382
Adjustments
Consideration payable			(108)
Loans receivable			(845)
Property, plant and equipment			(15,090)
Intangible assets			(51,001)
Loans and borrowings			845
Provision			(4,200)
Deferred tax liability			15,935
Goodwill			54,248
Final
Total consideration paid			2,644,007
Loans receivable			0
Property, plant and equipment			119,324
Intangible assets			284,987
Loans and borrowings			0
Provisions			(4,200)
Deferred tax liability			(59,985)
Goodwill			2,140,630
Revenue of combined entity as if combination occurred at beginning of period		113,300
Loss of combined entity as if combination occurred at beginning of period		$ 25,100
Revenue of acquiree prior to acquisition date	$ 4,500
Loss of acquiree prior to acquisition date	$ 17,600
MedReleaf Corp. (“MedReleaf”) | Stock options
Disclosure of detailed information about business combination [line items]
Replacement share-based awards			53,800
MedReleaf Corp. (“MedReleaf”) | Performance options
Disclosure of detailed information about business combination [line items]
Replacement share-based awards			2,000
MedReleaf Corp. (“MedReleaf”) | Warrants
Disclosure of detailed information about business combination [line items]
Replacement share-based awards			$ 19,600